Goodwill And Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets [Abstract]
Schedule Of Goodwill

	Transportation & International Finance	North American Commercial Finance	Non-Strategic Portfolios	Total
December 31, 2011	$ 183.1	$ 151.5	$ 11.3	$ 345.9
December 31, 2012	183.1	151.5	11.3	345.9
Activity	-	-	(11.3)	(11.3)
December 31, 2013	$ 183.1	$ 151.5	$ -	$ 334.6

Schedule Of Intangible Assets

Transportation & International Finance
December 31, 2011	$ 63.6
Amortization	(24.8)
Activity	(6.9)
December 31, 2012	31.9
Amortization	(11.6)
December 31, 2013	$ 20.3